Equity Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Stock Options

Inputs used in the valuation models are as follows:

2021 Grants
Option value	$0.054	to	0.056
Risk Free Rate	0.90%	to	1.37%
Expected Dividend- yield	-	to	-
Expected Volatility	173.99%	to	176.04%
Expected term (years)	5	to	7

Summary of Stock Option Activity

The following is a summary of stock option activity for the nine months ended September 30, 2020 and 2021:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	-	-	-
Expired/Cancelled	(15,000)	1.35	-
Outstanding and exercisable at September 30, 2020	410,000	$1.39	7.23

Outstanding at December 31, 2020	410,000	$1.39	6.72
Granted	54,750,000	0.07	9.50
Expired/Cancelled	(25,525,000)	0.07	-
Outstanding at September 30, 2021	29,635,000	$0.10	9.41

Exercisable at September 30, 2021	14,801,667	$0.10	9.41

The following is a summary of stock option activity for the years ending December 31, 2020 and 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	—	—
Assumed with the RMS merger transaction	557,282	$2.78	6.06
Granted	250,000	0.40	9.02
Expired/Cancelled	(382,282)	2.86	—
Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	—	—	—
Expired/Cancelled	(15,000)	1.35	—
Outstanding and exercisable at December 31, 2020	410,000	$1.39	6.72

Summary of Stock Option Activity Non-vested

The following is a summary of the Company’s non-vested shares for the nine months ended September 30, 2021:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	-	-
Granted	54,750,000	0.03
Vested	(14,416,667)	0.05
Forfeited	(25,500,000)	0.07
Non-vested at September 30, 2021	14,833,333	0.11

Schedule of Anti-dilutive Securities of Basic and Diluted Net Loss Per Share

The Company excluded the following securities from the calculation of basic and diluted net loss per share as the effect would have been antidilutive:

	For the Nine Months Ended September 30,
	2021	2020
Warrants to purchase common stock (in the money)	385,033,082	367,515,043
Series A Preferred Stock convertible to common stock	515,874,354	542,129,440
Total	900,907,436	909,644,483